Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating losses	$ 292,439	$ 162,269
Provisions not currently deductible for tax purposes	164,164	97,003
Depreciation and amortization	148,801	112,963
Jackpot timing differences	92,807
Credit carryforwards	40,578	29,047
Cash collected in excess of revenue recognized	10,184	10,102
Share-based compensation	7,690	6,841
Inventory reserves	6,820	5,025
Other	15,062	23,898
Gross deferred tax assets	778,545	447,148
Valuation allowance	(139,663)	(77,631)
Net deferred tax assets	638,882	369,517
Deferred tax liabilities:
Acquired intangible assets	1,294,816	324,623
Depreciation and amortization	178,925	179,674
Foreign exchange intra group loan	17,110	17,199
Contract penalties		24,435
Other	41,375	9,210
Total deferred tax liabilities	1,532,226	555,141
Net deferred income tax liability	(893,344)	(185,624)
Net deferred income taxes recorded in the consolidated balance sheet
Deferred income taxes - noncurrent asset	48,074	12,982
Deferred income taxes - noncurrent liability	(941,418)	(198,606)
Net deferred income tax liability	(893,344)	$ (185,624)
Carryforwards
Gross tax loss carryforwards	963,000
Tax credit carryforwards	41,000
Valuation allowance
Increase in valuation allowance	$ 62,100